25. Long-term incentive plan (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Long-Term Incentive Plan [Abstract]
Expenses related to long term benefit plan	R$ 2,359	R$ 4,291